SHARE-BASED COMPENSATION - Fair value of options granted and compensation expenses (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025 USD ($)
Fair value of options granted estimation:
Risk-free interest rate (as a percent)			4.13%
Expected term (in years)	0 years	0 years	4 years
Expected dividend yield (as a percent)			0.00%
Expected volatility (as a percent)			40.00%
Expected forfeiture rate (post-vesting) (as a percent)			15.00%
Employee Stock Option
Fair value of options granted estimation:
Unrecognized compensation expenses	$ 1,066			$ 137
Weighted-average period expected to be recognized for unrecognized compensation expense (in years)	1 year